Schedule III - Part 1 (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 531,708
Initial cost, land	$ 337,863	341,911	$ 100	$ 326,696
Initial cost, buildings and improvements		1,665,900	3,400
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		20,199
Real estate, gross		2,028,010		1,855,960	$ 149,009	$ 1,729
Accumulated depreciation		68,078	$ 25	$ 21,319	$ 869	$ 12
McDonalds Corporation, Carlisle, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,125
Initial cost, land		475
Initial cost, buildings and improvements		1,109
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,584
Accumulated depreciation		203
Wickes, Blackpool, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,882
Initial cost, land		1,999
Initial cost, buildings and improvements		2,147
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		4,146
Accumulated depreciation		275
Everything Everywhere, Merthr Tydfil, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		5,922
Initial cost, land		4,071
Initial cost, buildings and improvements		2,591
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		6,662
Accumulated depreciation		323
Thames Water, Swindon, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		8,882
Initial cost, land		4,071
Initial cost, buildings and improvements		4,811
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,882
Accumulated depreciation		561
Wickes, Tunstall, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,443
Initial cost, land		1,036
Initial cost, buildings and improvements		2,369
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,405
Accumulated depreciation		275
PPD Global Labs, Highland Heights, KY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,001
Initial cost, buildings and improvements		6,002
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,003
Accumulated depreciation		758
Northern Rock, Sunderland, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		7,772
Initial cost, land		1,480
Initial cost, buildings and improvements		5,181
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		6,661
Accumulated depreciation		583
Kulicke & Soffa, Fort Washington, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,272
Initial cost, buildings and improvements		12,874
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		15,146
Accumulated depreciation		1,449
Wickes, Clifton, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,813
Initial cost, land		1,480
Initial cost, buildings and improvements		2,073
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,553
Accumulated depreciation		216
Con-way Freight, Aurora, NE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		295
Initial cost, buildings and improvements		1,670
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,965
Accumulated depreciation		212
Con-way Freight, Grand Rapids, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		945
Initial cost, buildings and improvements		1,417
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,362
Accumulated depreciation		180
Con-way Freight, Riverton, IL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		344
Initial cost, buildings and improvements		804
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,148
Accumulated depreciation		102
Con-way Freight, Salina, KS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		461
Initial cost, buildings and improvements		1,843
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,304
Accumulated depreciation		234
Con-way Freight, Uhrichsville, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		380
Initial cost, buildings and improvements		886
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,266
Accumulated depreciation		113
Con-way Freight, Vincennes, IN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		220
Initial cost, buildings and improvements		712
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		932
Accumulated depreciation		88
Con-way Freight, Waite Park, MN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		366
Initial cost, buildings and improvements		681
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,047
Accumulated depreciation		87
Wolverine, Howard City, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		719
Initial cost, buildings and improvements		13,667
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		14,386
Accumulated depreciation		1,667
Western Digital, San Jose, CA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		17,982
Initial cost, land		9,021
Initial cost, buildings and improvements		16,729
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		25,750
Accumulated depreciation		1,616
Encanto, Baymon, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,794
Initial cost, land		1,150
Initial cost, buildings and improvements		1,724
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,874
Accumulated depreciation		191
Encanto, Caguas, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,560
Initial cost, land		0
Initial cost, buildings and improvements		2,481
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,481
Accumulated depreciation		275
Encanto, Carolina I, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		858
Initial cost, land		615
Initial cost, buildings and improvements		751
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,366
Accumulated depreciation		83
Encanto, Carolina II, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,886
Initial cost, land		1,840
Initial cost, buildings and improvements		2,761
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		4,601
Accumulated depreciation		306
Encanto, Guayama, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		936
Initial cost, land		673
Initial cost, buildings and improvements		822
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,495
Accumulated depreciation		91
Encanto, Mayaguez, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		858
Initial cost, land		410
Initial cost, buildings and improvements		957
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,367
Accumulated depreciation		106
Encanto, Ponce I, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,365
Initial cost, land		655
Initial cost, buildings and improvements		1,528
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,183
Accumulated depreciation		169
Encanto, Ponce II, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,248
Initial cost, land		600
Initial cost, buildings and improvements		1,399
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,999
Accumulated depreciation		161
Encanto, Puerto Neuvo, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		507
Initial cost, land		0
Initial cost, buildings and improvements		782
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		782
Accumulated depreciation		87
Encanto, Quebrada Arena, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,505
Initial cost, land		844
Initial cost, buildings and improvements		1,565
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,409
Accumulated depreciation		174
Encanto, Rio Piedras I, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,716
Initial cost, land		963
Initial cost, buildings and improvements		1,788
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,751
Accumulated depreciation		198
Encanto, Rio Piedras II, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,053
Initial cost, land		505
Initial cost, buildings and improvements		1,179
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,684
Accumulated depreciation		131
Encanto, San German, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		702
Initial cost, land		391
Initial cost, buildings and improvements		726
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,117
Accumulated depreciation		83
Encanto, San Juan I, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		975
Initial cost, land		389
Initial cost, buildings and improvements		1,168
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,557
Accumulated depreciation		129
Encanto, San Juan II, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,716
Initial cost, land		1,235
Initial cost, buildings and improvements		1,509
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,744
Accumulated depreciation		167
Encanto, San Juan III, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		483
Initial cost, land		153
Initial cost, buildings and improvements		612
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		765
Accumulated depreciation		68
Encanto, Toa Baja, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		429
Initial cost, land		68
Initial cost, buildings and improvements		616
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		684
Accumulated depreciation		71
Encanto, Vega Baja, PR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,466
Initial cost, land		822
Initial cost, buildings and improvements		1,527
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,349
Accumulated depreciation		169
Rheinmetall, Neuss, Germany
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		11,561
Initial cost, land		5,608
Initial cost, buildings and improvements		15,746
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		21,354
Accumulated depreciation		855
GE Aviation, Grand Rapids, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		3,174
Initial cost, buildings and improvements		27,076
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		30,250
Accumulated depreciation		1,442
Provident Financial, Bradford, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		18,875
Initial cost, land		1,493
Initial cost, buildings and improvements		27,702
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		29,195
Accumulated depreciation		1,353
Crown Crest, Leicester, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		28,498
Initial cost, land		8,508
Initial cost, buildings and improvements		35,133
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		43,641
Accumulated depreciation		1,956
Trane, Davenport, IA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		291
Initial cost, buildings and improvements		1,968
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,259
Accumulated depreciation		118
Aviva, Sheffield, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		23,242
Initial cost, land		3,216
Initial cost, buildings and improvements		36,447
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		39,663
Accumulated depreciation		1,758
DFS Trading, Brigg, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		3,136
Initial cost, land		1,503
Initial cost, buildings and improvements		4,261
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		5,764
Accumulated depreciation		224
DFS Trading, Carcroft I, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,737
Initial cost, land		343
Initial cost, buildings and improvements		2,462
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,805
Accumulated depreciation		136
DFS Trading, Carcroft II, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		3,741
Initial cost, land		1,263
Initial cost, buildings and improvements		5,003
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		6,266
Accumulated depreciation		243
DFS Trading, Darley Dale, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		3,912
Initial cost, land		1,478
Initial cost, buildings and improvements		3,795
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		5,273
Accumulated depreciation		203
DFS Trading, Somercotes, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,486
Initial cost, land		869
Initial cost, buildings and improvements		3,101
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,970
Accumulated depreciation		196
Government Services Administration, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		4,160
Initial cost, buildings and improvements		30,083
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		34,243
Accumulated depreciation		1,400
National Oilwell Varco, Williston, ND
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		211
Initial cost, buildings and improvements		3,513
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,724
Accumulated depreciation		221
Talk Talk, Manchester, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		5,662
Initial cost, land		868
Initial cost, buildings and improvements		10,323
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		11,191
Accumulated depreciation		501
Government Services Administration, Dover, DE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,097
Initial cost, buildings and improvements		1,715
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,812
Accumulated depreciation		86
Government Services Administration, Germantown, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,098
Initial cost, buildings and improvements		3,572
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		4,670
Accumulated depreciation		160
OBI DIY, Mayen, Germany
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		4,908
Initial cost, land		1,222
Initial cost, buildings and improvements		7,295
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,517
Accumulated depreciation		371
DFS Trading, South Yorkshire, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,328
Initial cost, land		0
Initial cost, buildings and improvements		1,548
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,548
Accumulated depreciation		104
DFS Trading, Yorkshire, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,186
Initial cost, land		0
Initial cost, buildings and improvements		2,017
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,017
Accumulated depreciation		91
Government Services Administration, Dallas, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		484
Initial cost, buildings and improvements		2,934
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,418
Accumulated depreciation		131
Government Services Administration, Mission, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		618
Initial cost, buildings and improvements		3,145
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,763
Accumulated depreciation		148
Government Services Administration, International Falls, MN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		350
Initial cost, buildings and improvements		11,182
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		11,532
Accumulated depreciation		511
Indiana Department of Revenue, Indianapols, IN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		891
Initial cost, buildings and improvements		7,677
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,568
Accumulated depreciation		361
National Oilwell Varco, Pleasanton, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		282
Initial cost, buildings and improvements		5,015
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		5,297
Accumulated depreciation		118
Nissan, Murfreesboro, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		966
Initial cost, buildings and improvements		19,573
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		20,539
Accumulated depreciation		813
Government Services Administration, Lakewood, CO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,220
Initial cost, buildings and improvements		7,928
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		9,148
Accumulated depreciation		330
Lippert Components, South Bend, IN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		3,195
Initial cost, buildings and improvements		6,883
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		10,078
Accumulated depreciation		293
Axon Energy Products, Conroe, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		826
Initial cost, buildings and improvements		6,132
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		6,958
Accumulated depreciation		247
Axon Energy Products, Houston I, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		416
Initial cost, buildings and improvements		5,186
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		5,602
Accumulated depreciation		226
Axon Energy Products, Houston II, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		294
Initial cost, buildings and improvements		2,310
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,604
Accumulated depreciation		104
Bell Supply Co, Carrizo Springs, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		260
Initial cost, buildings and improvements		1,445
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,705
Accumulated depreciation		75
Bell Supply Co, Cleburne, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		301
Initial cost, buildings and improvements		323
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		624
Accumulated depreciation		19
Bell Supply Co, Frierson, LA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		260
Initial cost, buildings and improvements		1,054
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,314
Accumulated depreciation		75
Bell Supply Co, Gainesville, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		131
Initial cost, buildings and improvements		1,420
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,551
Accumulated depreciation		62
Bell Supply Co, Killdeer, ND
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		307
Initial cost, buildings and improvements		1,250
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,557
Accumulated depreciation		63
Bell Supply Co, Williston, ND
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		162
Initial cost, buildings and improvements		2,323
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,485
Accumulated depreciation		105
GE Oil & Gas, Canton, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		437
Initial cost, buildings and improvements		3,039
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,476
Accumulated depreciation		137
GE Oil & Gas, Odessa, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,611
Initial cost, buildings and improvements		3,322
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		4,933
Accumulated depreciation		270
Lhoist, Irving, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		173
Initial cost, buildings and improvements		2,154
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,327
Accumulated depreciation		114
Select Energy Services, DeBerry, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		533
Initial cost, buildings and improvements		7,551
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,084
Accumulated depreciation		522
Select Energy Services, Gainesville, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		519
Initial cost, buildings and improvements		7,482
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,001
Accumulated depreciation		307
Select Energy Services, Victoria, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		354
Initial cost, buildings and improvements		1,698
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,052
Accumulated depreciation		91
Bell Supply Co, Jacksboro, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		51
Initial cost, buildings and improvements		657
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		708
Accumulated depreciation		45
Bell Supply Co, Kenedy, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		190
Initial cost, buildings and improvements		1,669
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,859
Accumulated depreciation		90
Select Energy Services, Alice, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		518
Initial cost, buildings and improvements		1,331
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,849
Accumulated depreciation		62
Select Energy Services, Dilley, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		429
Initial cost, buildings and improvements		1,777
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,206
Accumulated depreciation		97
Select Energy Services, Kenedy, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		815
Initial cost, buildings and improvements		8,355
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		9,170
Accumulated depreciation		392
Select Energy Services, Laredo, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,472
Initial cost, buildings and improvements		944
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,416
Accumulated depreciation		66
Superior Energy Services, Gainesville, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		322
Initial cost, buildings and improvements		480
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		802
Accumulated depreciation		20
Superior Energy Services, Jacksboro, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		408
Initial cost, buildings and improvements		312
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		720
Accumulated depreciation		18
Amcor Packaging, Workington, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		4,628
Initial cost, land		1,289
Initial cost, buildings and improvements		7,597
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,886
Accumulated depreciation		368
Government Services Administration, Raton, NM
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		93
Initial cost, buildings and improvements		875
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		968
Accumulated depreciation		39
Nimble Storage, San Jose, CA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		30,227
Initial cost, buildings and improvements		10,708
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		180
Real estate, gross		41,115
Accumulated depreciation		425
FedEx, Amarillo, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		889
Initial cost, buildings and improvements		6,421
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,310
Accumulated depreciation		312
FedEx, Chicopee, MA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,030
Initial cost, buildings and improvements		7,022
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,052
Accumulated depreciation		358
FedEx, San Antonio, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		3,283
Initial cost, buildings and improvements		17,729
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		21,012
Accumulated depreciation		718
Sandoz, Princeton, NJ
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		7,766
Initial cost, buildings and improvements		31,994
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		11,558
Real estate, gross		51,318
Accumulated depreciation		2,223
Wyndham, Branson, MO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		881
Initial cost, buildings and improvements		3,307
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		4,188
Accumulated depreciation		142
Valassis, Livonia, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,735
Initial cost, buildings and improvements		8,119
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		9,854
Accumulated depreciation		319
Government Services Administration, Fort Fairfield, ME
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		26
Initial cost, buildings and improvements		9,315
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		9,341
Accumulated depreciation		337
AT&T Services, Inc., San Antonio, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		33,550
Initial cost, land		5,312
Initial cost, buildings and improvements		41,201
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		46,513
Accumulated depreciation		1,474
PNC Bank, Erie, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		242
Initial cost, buildings and improvements		6,195
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		6,437
Accumulated depreciation		226
PNC Bank, Scranton, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,325
Initial cost, buildings and improvements		3,003
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		4,328
Accumulated depreciation		113
Achmea, Leusden, Netherlands
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,777
Initial cost, buildings and improvements		21,638
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		24,415
Accumulated depreciation		$ 778